Liability under insurance contracts and reinsurance contracts - Summary of measurement element in net insurance contract liabilities without applying the premium allocation approach (Details) - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Changes By Measurement Element In Net Insurance Contract Liabilities Without Applying The Premium Allocation Approach [Line Items]
Beginning balance - Insurance contract assets		₩ 0
Beginning balance - Insurance contract liabilities	[1]	45,906,389
Beginning balance - Net insurance contract liabilities		45,906,389
Current profit or loss		(516,097)	₩ 807,964	₩ 0
Insurance finance income and expenses		(516,097)	807,964	0
Ending balance - Insurance contract assets		(10,654)	0
Ending Balance - Insurance contract liabilities	[1]	48,334,232	45,906,389
Ending balance - Net insurance contract liabilities		48,323,578	45,906,389
Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Changes By Measurement Element In Net Insurance Contract Liabilities Without Applying The Premium Allocation Approach [Line Items]
Beginning balance - Insurance contract assets		0	0
Beginning balance - Insurance contract liabilities		45,818,762	53,729,171
Beginning balance - Net insurance contract liabilities		45,818,762	53,729,171
Change in contractual service margin adjustment estimate		0	(1)
Change in unadjusted estimate of contractual service margin		(51,051)	(76,425)
Initial recognition effect of new contracts for the current period		15,691	68,616
Changes related to future services		(35,360)	(7,810)
Contractual service margin amortization		(914,643)	(901,808)
Risk-adjusted change		(101,902)	(109,301)
Experience adjustment		(105,149)	(26,877)
Changes related to current service		(1,121,694)	(1,037,986)
Changes related to past service		11,468	(37,104)
Current profit or loss		2,218,473	863,394
Other comprehensive income		2,960,994	(6,396,336)
Insurance finance income and expenses		5,179,467	(5,532,942)
Insurance premium received		6,209,129	6,875,883
Insurance acquisition cash flow payment		(979,176)	(841,325)
Payment of insurance benefits and other insurance service expenses		(1,498,217)	(1,458,529)
Receipt (payment) of investment elements and refund of insurance premiums		(5,355,137)	(5,873,670)
Cash flow for the period		(1,623,401)	(1,297,641)
Business Combination			3,074
Other increase/decrease		(120)	0
Ending balance - Insurance contract assets		(444)	0	0
Ending Balance - Insurance contract liabilities		48,229,566	45,818,762	53,729,171
Ending balance - Net insurance contract liabilities		48,229,122	45,818,762	53,729,171
Insurance contracts other than those to which premium allocation approach has been applied [member] | Present value estimate of future cash flows [member]
Disclosure Of Changes By Measurement Element In Net Insurance Contract Liabilities Without Applying The Premium Allocation Approach [Line Items]
Beginning balance - Insurance contract assets		0	0
Beginning balance - Insurance contract liabilities		34,851,591	42,860,167
Beginning balance - Net insurance contract liabilities		34,851,591	42,860,167
Change in contractual service margin adjustment estimate		350,007	(46,515)
Change in unadjusted estimate of contractual service margin		(46,697)	(75,617)
Initial recognition effect of new contracts for the current period		(991,607)	(792,097)
Changes related to future services		(688,297)	(914,229)
Contractual service margin amortization		0	0
Risk-adjusted change		0	0
Experience adjustment		(105,141)	(26,844)
Changes related to current service		(105,141)	(26,844)
Changes related to past service		21,880	(27,113)
Current profit or loss		1,848,652	501,746
Other comprehensive income		2,907,587	(6,243,862)
Insurance finance income and expenses		4,756,239	(5,742,116)
Insurance premium received		6,209,129	6,875,883
Insurance acquisition cash flow payment		(979,176)	(841,325)
Payment of insurance benefits and other insurance service expenses		(1,498,217)	(1,458,529)
Receipt (payment) of investment elements and refund of insurance premiums		(5,355,137)	(5,873,670)
Cash flow for the period		(1,623,401)	(1,297,641)
Business Combination			(633)
Other increase/decrease		(117)
Ending balance - Insurance contract assets		(743)	0	0
Ending Balance - Insurance contract liabilities		37,213,497	34,851,591	42,860,167
Ending balance - Net insurance contract liabilities		37,212,754	34,851,591	42,860,167
Insurance contracts other than those to which premium allocation approach has been applied [member] | Risk adjustment for non-financial risks [member]
Disclosure Of Changes By Measurement Element In Net Insurance Contract Liabilities Without Applying The Premium Allocation Approach [Line Items]
Beginning balance - Insurance contract assets		0	0
Beginning balance - Insurance contract liabilities		1,151,768	1,273,126
Beginning balance - Net insurance contract liabilities		1,151,768	1,273,126
Change in contractual service margin adjustment estimate		(84,549)	7,259
Change in unadjusted estimate of contractual service margin		(4,196)	(808)
Initial recognition effect of new contracts for the current period		105,353	106,962
Changes related to future services		16,608	113,413
Contractual service margin amortization		0	0
Risk-adjusted change		(101,902)	(109,301)
Experience adjustment		(8)	0
Changes related to current service		(101,910)	(109,301)
Changes related to past service		(10,412)	(9,991)
Current profit or loss		42,200	36,907
Other comprehensive income		53,407	(152,474)
Insurance finance income and expenses		95,607	(115,567)
Insurance premium received		0	0
Insurance acquisition cash flow payment		0	0
Payment of insurance benefits and other insurance service expenses		0	0
Receipt (payment) of investment elements and refund of insurance premiums		0	0
Cash flow for the period		0	0
Business Combination			88
Other increase/decrease		(3)
Ending balance - Insurance contract assets		124	0	0
Ending Balance - Insurance contract liabilities		1,151,534	1,151,768	1,273,126
Ending balance - Net insurance contract liabilities		1,151,658	1,151,768	1,273,126
Insurance contracts other than those to which premium allocation approach has been applied [member] | Retrospective method [member]
Disclosure Of Changes By Measurement Element In Net Insurance Contract Liabilities Without Applying The Premium Allocation Approach [Line Items]
Beginning balance - Insurance contract assets		0	0
Beginning balance - Insurance contract liabilities		6,765,720	7,528,543
Beginning balance - Net insurance contract liabilities		6,765,720	7,528,543
Change in contractual service margin adjustment estimate		(659,780)	(370,905)
Change in unadjusted estimate of contractual service margin		0	0
Initial recognition effect of new contracts for the current period		0	0
Changes related to future services		(659,780)	(370,905)
Contractual service margin amortization		(536,399)	(632,727)
Risk-adjusted change		0	0
Experience adjustment		0	(33)
Changes related to current service		(536,399)	(632,760)
Changes related to past service		0	0
Current profit or loss		203,297	240,829
Other comprehensive income		0	0
Insurance finance income and expenses		203,297	240,829
Insurance premium received		0	0
Insurance acquisition cash flow payment		0	0
Payment of insurance benefits and other insurance service expenses		0	0
Receipt (payment) of investment elements and refund of insurance premiums		0	0
Cash flow for the period		0	0
Business Combination			13
Other increase/decrease		0
Ending balance - Insurance contract assets		0	0	0
Ending Balance - Insurance contract liabilities		5,772,838	6,765,720	7,528,543
Ending balance - Net insurance contract liabilities		5,772,838	6,765,720	7,528,543
Insurance contracts other than those to which premium allocation approach has been applied [member] | Fair value method [member]
Disclosure Of Changes By Measurement Element In Net Insurance Contract Liabilities Without Applying The Premium Allocation Approach [Line Items]
Beginning balance - Insurance contract assets		0	0
Beginning balance - Insurance contract liabilities		2,351,146	2,067,335
Beginning balance - Net insurance contract liabilities		2,351,146	2,067,335
Change in contractual service margin adjustment estimate		570,862	434,892
Change in unadjusted estimate of contractual service margin		0	0
Initial recognition effect of new contracts for the current period		0	0
Changes related to future services		570,862	434,892
Contractual service margin amortization		(215,795)	(218,251)
Risk-adjusted change		0	0
Experience adjustment		0	0
Changes related to current service		(215,795)	(218,251)
Changes related to past service		0	0
Current profit or loss		76,583	67,170
Other comprehensive income		0	0
Insurance finance income and expenses		76,583	67,170
Insurance premium received		0	0
Insurance acquisition cash flow payment		0	0
Payment of insurance benefits and other insurance service expenses		0	0
Receipt (payment) of investment elements and refund of insurance premiums		0	0
Cash flow for the period		0	0
Business Combination			0
Other increase/decrease		0
Ending balance - Insurance contract assets		0	0	0
Ending Balance - Insurance contract liabilities		2,782,796	2,351,146	2,067,335
Ending balance - Net insurance contract liabilities		2,782,796	2,351,146	2,067,335
Insurance contracts other than those to which premium allocation approach has been applied [member] | Etc. [member]
Disclosure Of Changes By Measurement Element In Net Insurance Contract Liabilities Without Applying The Premium Allocation Approach [Line Items]
Beginning balance - Insurance contract assets		0	0
Beginning balance - Insurance contract liabilities		698,537	0
Beginning balance - Net insurance contract liabilities		698,537	0
Change in contractual service margin adjustment estimate		(176,540)	(24,732)
Change in unadjusted estimate of contractual service margin		(158)	0
Initial recognition effect of new contracts for the current period		901,945	753,751
Changes related to future services		725,247	729,019
Contractual service margin amortization		(162,449)	(50,830)
Risk-adjusted change		0	0
Experience adjustment		0	0
Changes related to current service		(162,449)	(50,830)
Changes related to past service		0	0
Current profit or loss		47,741	16,742
Other comprehensive income		0	0
Insurance finance income and expenses		47,741	16,742
Insurance premium received		0	0
Insurance acquisition cash flow payment		0	0
Payment of insurance benefits and other insurance service expenses		0	0
Receipt (payment) of investment elements and refund of insurance premiums		0	0
Cash flow for the period		0	0
Business Combination			3,606
Other increase/decrease		0
Ending balance - Insurance contract assets		175	0	0
Ending Balance - Insurance contract liabilities		1,308,901	698,537	0
Ending balance - Net insurance contract liabilities		1,309,076	698,537	0
Insurance contracts other than those to which premium allocation approach has been applied [member] | Sub-total [member]
Disclosure Of Changes By Measurement Element In Net Insurance Contract Liabilities Without Applying The Premium Allocation Approach [Line Items]
Beginning balance - Insurance contract assets		0	0
Beginning balance - Insurance contract liabilities		9,815,403	9,595,878
Beginning balance - Net insurance contract liabilities		9,815,403	9,595,878
Change in contractual service margin adjustment estimate		(265,458)	39,255
Change in unadjusted estimate of contractual service margin		(158)	0
Initial recognition effect of new contracts for the current period		901,945	753,751
Changes related to future services		636,329	793,006
Contractual service margin amortization		(914,643)	(901,808)
Risk-adjusted change		0	0
Experience adjustment		0	(33)
Changes related to current service		(914,643)	(901,841)
Changes related to past service		0	0
Current profit or loss		327,621	324,741
Other comprehensive income		0	0
Insurance finance income and expenses		327,621	324,741
Insurance premium received		0	0
Insurance acquisition cash flow payment		0	0
Payment of insurance benefits and other insurance service expenses		0	0
Receipt (payment) of investment elements and refund of insurance premiums		0	0
Cash flow for the period		0	0
Business Combination			3,619
Other increase/decrease		0
Ending balance - Insurance contract assets		175	0	0
Ending Balance - Insurance contract liabilities		9,864,535	9,815,403	9,595,878
Ending balance - Net insurance contract liabilities		₩ 9,864,710	₩ 9,815,403	₩ 9,595,878

[1]	As of December 31, 2022 and 2023 contractor’s share adjustment amount is excluded W(-) 1,616 million and W(-) 1,024 million, respectively.